CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (FY) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income attributable to Wabtec shareholders	$ 87,739	$ 48,948	$ 67,399	$ 72,025	$ 73,889	$ 46,328	$ 82,428	$ 90,485	$ 94,163	$ 260,521	$ 213,313	$ 262,261	$ 304,887	$ 398,628
Foreign currency translation gain (loss)	(44,253)		82,905							(159,064)	277,984	326,096	(93,684)	(132,899)
Unrealized gain (loss) on derivative contracts	(82)		15,021							(5,583)	18,400	9,799	305	(1,202)
Unrealized gain (loss) on pension benefit plans and post-retirement benefit plans	(6,872)		27							3,363	(3,017)	2,845	(12,021)	26,689
Other comprehensive (loss) income before tax	(51,207)		97,953							(161,284)	293,367	338,740	(105,400)	(107,412)
Income tax (expense) benefit related to components of other comprehensive (loss) income	1,675		(5,333)							543	(5,692)	(4,127)	2,514	(9,821)
Other comprehensive (loss) income, net of tax	(49,532)		92,620							(160,741)	287,675	334,613	(102,886)	(117,233)
Comprehensive income attributable to Wabtec shareholders	$ 38,207		$ 160,019							$ 99,780	$ 500,988	$ 596,874	$ 202,001	$ 281,395